Submission	Oct. 21, 2026
Submission [Line Items]
Central Index Key	0000943452
Registrant Name	Westinghouse Air Brake Technologies Corporation
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES